Balance Sheet Details (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Balance Sheet Details
Summary of major classes of prepaid expenses and other current assets

The following table summarizes major classes of prepaid expenses and other current assets (in thousands):

	December 31, 2012	September 30, 2013
Prepaid contract research	$435	$—
Prepaid maintenance agreements	92	98
Prepaid rent	69	79
Prepaid insurance	62	343
Prepaid other	128	145

Total	$786	$665

The following table summarizes major classes of prepaid expenses and other current assets (in thousands):

	December 31,
	2011	2012
Prepaid contract research	$—	$435
Prepaid maintenance agreements	67	92
Deferred IPO costs	—	77
Prepaid rent	92	69
Prepaid insurance	45	62
Prepaid other	220	51

	$424	$786

Summary of major classes of property and equipment

The following table summarizes major classes of property and equipment (in thousands):

	Useful life	December 31 2012	September 30, 2013
Laboratory equipment	3 years	$2,940	$3,004
Computer equipment and software	3 years	226	232
Leasehold improvements	7 years	854	854

		4,020	4,090
Less accumulated depreciation and amortization		(3,471)	(3,732)

Property and equipment, net		$549	$358

The following table summarizes major classes of property and equipment (in thousands):

		December 31,
	Useful life
		2011	2012
Laboratory equipment	3 years	$2,796	$2,940
Computer equipment and software	3 years	179	226
Leasehold improvements	7 years	831	854

		3,806	4,020
Less accumulated depreciation and amortization		(2,815)	(3,471)

Property and equipment, net		$991	$549

Summary of major classes of accrued expenses

The following table summarizes major classes of accrued expenses (in thousands):

	December 31 2012	September 30, 2013
Clinical trial accrual	$1,289	$5,870
Accrued royalty payable	176	—
Other accrued liabilities	217	2,392

Total	$1,682	$8,262

The following table summarizes major classes of accrued liabilities (in thousands):

	December 31,
	2011	2012
Clinical trial accrual	$781	$1,289
Accrued royalty payable	376	176
Other accrued liabilities	326	217

	$1,483	$1,682